Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 3,528,280,000	$ 5,395,790,000	$ 216,130,000	$ 215,350,000	$ 4,750,000	$ 9,360,300,000
CANADA | Government of Canada [Member]
Total	[1],[2]	2,121,460,000	1,590,000	3,290,000			2,126,340,000
CANADA | Government of Alberta [Member]
Total	[1],[2],[3]	1,048,980,000	5,201,330,000	129,640,000		4,630,000	6,384,580,000
CANADA | Government of British Columbia [Member]
Total	[1],[2]	12,650,000	142,070,000	35,280,000			190,000,000
CANADA | Government of Saskatchewan [Member]
Total	[1],[2]	22,140,000	49,700,000	9,070,000		$ 120,000	81,030,000
CANADA | Government of Manitoba [Member]
Total	[1],[2]	440,000	920,000	60,000			1,420,000
CANADA | Regional Municipality of Wood Buffalo [Member]
Total	[1],[2]	98,770,000					98,770,000
CANADA | Lac La Biche County [Member]
Total	[1],[2]	38,000,000					38,000,000
CANADA | Municipal District of Opportunity No. 17 [Member]
Total	[1],[2]	37,220,000		40,000			37,260,000
CANADA | Municipal District of Bonnyville #87 [Member]
Total	[1],[2]	21,940,000		30,000			21,970,000
CANADA | Municipal District of Greenview No. 16 [Member]
Total	[1],[2]	12,330,000					12,330,000
CANADA | Alberta Special Areas Board [Member]
Total	[1],[2]	7,210,000		1,370,000			8,580,000
CANADA | County of Grande Prairie No. 1 [Member]
Total	[1],[2]	7,510,000		90,000			7,600,000
CANADA | Municipal District of Yellowhead County [Member]
Total	[1],[2]	6,560,000					6,560,000
CANADA | Saddle Hills County No. 20 [Member]
Total	[1],[2]	6,510,000		10,000			6,520,000
CANADA | Northern Sunrise County [Member]
Total	[1],[2]	6,260,000					6,260,000
CANADA | Municipal District of Taber #14 [Member]
Total	[1],[2]	5,040,000		840,000			5,880,000
CANADA | County of Vermilion River No. 24 [Member]
Total	[1],[2]	5,020,000	90,000	150,000			5,260,000
CANADA | County of St. Paul No. 19 [Member]
Total	[1],[2]	5,220,000		10,000			5,230,000
CANADA | County of Newell #4 [Member]
Total	[1],[2]	3,610,000		10,000			3,620,000
CANADA | Clear Hills County [Member]
Total	[1],[2]	3,140,000					3,140,000
CANADA | Northern Rockies Regional Municipality [Member]
Total	[1],[2]	3,070,000					3,070,000
CANADA | District of Tumbler Ridge [Member]
Total	[1],[2]	2,840,000					2,840,000
CANADA | Big Lakes County [Member]
Total	[1],[2]	2,730,000					2,730,000
CANADA | Rural Municipality of Senlac #411 [Member]
Total	[1],[2]	2,660,000					2,660,000
CANADA | Clearwater County [Member]
Total	[1],[2]	2,580,000					2,580,000
CANADA | Municipal District of Fairview No. 136 [Member]
Total	[1],[2]	2,560,000					2,560,000
CANADA | Rural Municipality of Enterprise No. 142 [Member]
Total	[1],[2]	2,120,000					2,120,000
CANADA | Cypress County [Member]
Total	[1],[2]	1,970,000		10,000			1,980,000
CANADA | Rural Municipality of Big Stick #141 [Member]
Total	[1],[2]	1,700,000					1,700,000
CANADA | Rural Municipality of Wilton #472 [Member]
Total	[1],[2]	1,620,000					1,620,000
CANADA | Rural Municipality of Fox Valley 171 [Member]
Total	[1],[2]	1,620,000					1,620,000
CANADA | Municipal District of Lesser Slave River No. 124 [Member]
Total	[1],[2]	1,540,000					1,540,000
CANADA | Rural Municipality of Frenchman Butte No. 501 [Member]
Total	[1],[2]	1,520,000					1,520,000
CANADA | Rural Municipality of Britannia No. 502 [Member]
Total	[1],[2]	1,450,000					1,450,000
CANADA | Starland County [Member]
Total	[1],[2]	1,380,000		20,000			1,400,000
CANADA | County of Northern Lights [Member]
Total	[1],[2]	1,360,000					1,360,000
CANADA | Municipal District of Willow Creek No.26 [Member]
Total	[1],[2]	1,350,000		10,000			1,360,000
CANADA | County of Two Hills No. 21 [Member]
Total	[1],[2]	1,310,000		10,000			1,320,000
CANADA | Rural Municipality of Eldon No. 471 [Member]
Total	[1],[2]	1,250,000		40,000			1,290,000
CANADA | Birch Hills County [Member]
Total	[1],[2]	1,290,000					1,290,000
CANADA | Smoky Lake County No. 13 [Member]
Total	[1],[2]	1,160,000		10,000			1,170,000
CANADA | Vulcan County No. 2 [Member]
Total	[1],[2]	1,110,000		30,000			1,140,000
CANADA | Rural Municipality of Browning #34 [Member]
Total	[1],[2]	1,060,000					1,060,000
CANADA | County of Warner No. 5 [Member]
Total	[1],[2]	1,000,000					1,000,000
CANADA | County of Stettler No. 6 [Member]
Total	[1],[2]	930,000					930,000
CANADA | Municipality of Two Borders [Member]
Total	[1],[2]	890,000					890,000
CANADA | Ponoka County [Member]
Total	[1],[2]	820,000					820,000
CANADA | County of Athabasca No. 12 [Member]
Total	[1],[2]	790,000					790,000
CANADA | Wheatland County [Member]
Total	[1],[2]	780,000					780,000
CANADA | Municipal District of Smoky River No. 130 [Member]
Total	[1],[2]	700,000					700,000
CANADA | Red Deer County [Member]
Total	[1],[2]	670,000					670,000
CANADA | Rural Municipality of Mervin #499 [Member]
Total	[1],[2]	600,000					600,000
CANADA | County of Wetaskiwin #10 [Member]
Total	[1],[2]	590,000					590,000
CANADA | Kneehill County [Member]
Total	[1],[2]	540,000					540,000
CANADA | Rural Municipality of Chesterfield No. 261 [Member]
Total	[1],[2]	470,000					470,000
CANADA | Rural Municipality of Eye Hill No. 382 [Member]
Total	[1],[2]	420,000					420,000
CANADA | County of Forty Mile No. 8 [Member]
Total	[1],[2]	410,000					410,000
CANADA | Rural Municipality of Happyland #231 [Member]
Total	[1],[2]	400,000					400,000
CANADA | Rural Municipality of Piapot #110 [Member]
Total	[1],[2]	360,000					360,000
CANADA | Rural Municipality of Milton No. 292 [Member]
Total	[1],[2]	290,000		50,000			340,000
CANADA | Rural Municipality of Cymri No. 36 [Member]
Total	[1],[2]	330,000					330,000
CANADA | Rural Municipality of Moose Creek #33 [Member]
Total	[1],[2]	320,000					320,000
CANADA | District of Chetwynd [Member]
Total	[1],[2]	310,000					310,000
CANADA | Woodlands County [Member]
Total	[1],[2]	260,000					260,000
CANADA | Camrose County [Member]
Total	[1],[2]	240,000					240,000
CANADA | Rural Municipality of Clinworth No 230 [Member]
Total	[1],[2]	230,000					230,000
CANADA | Rural Municipality of Maple Creek #111 [Member]
Total	[1],[2]	220,000					220,000
CANADA | Rural Municipality of Hillsdale No. 440 [Member]
Total	[1],[2]	210,000					210,000
CANADA | Municipal District of Wainwright #61 [Member]
Total	[1],[2]	210,000					210,000
CANADA | County of Paintearth #18 [Member]
Total	[1],[2]	200,000					200,000
CANADA | Lacombe County [Member]
Total	[1],[2]	200,000					200,000
CANADA | Rural Municipality of Tecumseh No. 65 [Member]
Total	[1],[2]	200,000					200,000
CANADA | Rural Municipality of Turtle River #469 [Member]
Total	[1],[2]	190,000					190,000
CANADA | Town of Taber [Member]
Total	[1],[2]	120,000		70,000			190,000
CANADA | Leduc County No. 25 [Member]
Total	[1],[2]	180,000					180,000
CANADA | Westlock County No. 92 [Member]
Total	[1],[2]	180,000					180,000
CANADA | District of Hudson's Hope [Member]
Total	[1],[2]	180,000					180,000
CANADA | Rural Municipality of Enniskillen No. 3 [Member]
Total	[1],[2]	180,000					180,000
CANADA | Rural Municipality of Golden West #95 [Member]
Total	[1],[2]	170,000					170,000
CANADA | Rural Municipality of Coalfields No. 4 [Member]
Total	[1],[2]	170,000					170,000
CANADA | Town of Drumheller [Member]
Total	[1],[2]	150,000					150,000
CANADA | Municipal District of Foothills No. 31 [Member]
Total	[1],[2]	150,000					150,000
CANADA | Rural Municipality of Argyle #1 [Member]
Total	[1],[2]	130,000					130,000
CANADA | Rural Municipality of Griffin No. 66 [Member]
Total	[1],[2]	130,000					130,000
CANADA | Lamont County [Member]
Total	[1],[2]	120,000					120,000
CANADA | Rural Municipality of Reciprocity #32 [Member]
Total	[1],[2]	120,000					120,000
CANADA | County of Lethbridge No. 26 [Member]
Total	[1],[2]	110,000					110,000
CANADA | K'ai Taile Denesoline Trust [Member]
Total	[1],[2],[4]			10,040,000			10,040,000
CANADA | Fort McKay First Nation [Member]
Total	[1],[2]			6,620,000			6,620,000
CANADA | Fort McKay Bare Trust [Member]
Total	[1],[2]			3,250,000			3,250,000
CANADA | Cold Lake First Nations [Member]
Total	[1],[2]			2,560,000			2,560,000
CANADA | Fishing Lake Metis Settlement [Member]
Total	[1],[2]	520,000	50,000	1,430,000			2,000,000
CANADA | Mikisew Cree First Nation [Member]
Total	[1],[2]			1,650,000			1,650,000
CANADA | Chipewyan Prairie Dene First Nation [Member]
Total	[1],[2]			1,470,000			1,470,000
CANADA | Conklin Métis [Member]
Total	[1],[2]			1,130,000			1,130,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total	[1],[2]			1,100,000			1,100,000
CANADA | Gift Lake Metis Settlement [Member]
Total	[1],[2]	400,000		350,000			750,000
CANADA | Fort Chipewyan Metis Association [Member]
Total	[1],[2]			720,000			720,000
CANADA | Elizabeth Metis Settlement [Member]
Total	[1],[2]	10,000		580,000			590,000
CANADA | Peavine Metis Settlement [Member]
Total	[1],[2]	30,000		450,000			480,000
CANADA | Halfway River First Nation [Member]
Total	[1],[2]			400,000			400,000
CANADA | Kikino Metis Settlement [Member]
Total	[1],[2]	10,000	$ 40,000	340,000			390,000
CANADA | Fort McMurray Metis Local 1935 [Member]
Total	[1],[2]			380,000			380,000
CANADA | Buffalo Lake Metis Settlement [Member]
Total	[1],[2]	90,000		250,000			340,000
CANADA | Saddle Lake Cree Nation [Member]
Total	[1],[2]	$ 90,000		90,000			180,000
CANADA | Bigstone Cree Nation [Member]
Total	[1],[2]			140,000			140,000
CANADA | Heart Lake First Nation #167 [Member]
Total	[1],[2]			110,000			110,000
CANADA | Aseniwuche Winewak Nation of Canada [Member]
Total	[1],[2]			100,000			100,000
CANADA | Indian Resource Council of Canada [Member]
Total	[1],[2]			100,000			100,000
CÔTE D'IVOIRE | Government of Republic of Côte d'Ivoire [Member]
Total	[5],[6]				164,060,000		164,060,000
CÔTE D'IVOIRE | PETROCI [Member]
Total	[5],[6]				$ 51,290,000		51,290,000
UNITED KINGDOM | His Majesty's Government of The United Kingdom of Great Britain and Northern Ireland [Member]
Total	[6]			$ 2,730,000			$ 2,730,000

[1]	On October 31 2023, Canadian Natural Resource Partnership [E174397] was dissolved and its operations were combined into Canadian Natural Resources Limited [E145969].
[2]	On November 30, 2023, Canadian Natural Resources Northern Alberta Partnership [E300033] was dissolved and its operations were combined into Canadian Natural Resources Limited [E145969].
[3]	Royalties in the amount of $250,420,000 were paid in kind to the Government of Alberta and valued at market prices.
[4]	K'ai Taile Denesoline Trust fees for 2022 [$4,210,000] and 2023 [$5,830,000] were paid in 2023.
[5]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[6]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.6894 CAD , 1 USD = 1.3520 CAD and 1 CFA = 0.0022 CAD.